Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2024	2023
(in $ millions)	$	$
Short-term deposits	861	650
Cash at banks and on hand	2,103	2,488
Cash and cash equivalents in the statement of financial position	2,964	3,138
i)                   Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
ii)                  Restricted cash
Cash and cash equivalents include balances of $201 million (2023: $186 million) held by subsidiaries that operate in countries where legal restrictions apply whereby the balances are not available for general use by the parent or other subsidiaries.